1(212) 318-6960

alexandramarghella@paulhastings.com

March 22, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Gabelli SRI Fund, Inc. (formerly known as Gabelli ESG Fund, Inc.) (the “Fund”) Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A under the Securities Act of 1933 (333-141093)

Ladies and Gentlemen:

On behalf of the Fund, we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 one copy of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to (a)(1) of Rule 485 of the 1933 Act for the purpose of reflecting the new name and investment strategy of the Fund.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Alexandra Marghella

Alexandra Marghella for PAUL HASTINGS LLP